<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston_Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston_Salem and State of North Carolina on the 25 day of October, 2002.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 149
FORM 13F INFORMATION TABLE VALUE TOTAL: $324,799,725

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer
Item 2
Title of
Class
Item 3
Cusip
Number
Item 4
Fair Market
Value
Item 5
Shares of
Principal
Amount

(a) Sole




Abbott Labs
Allos Therapeutics
Alltell Corp.   (AT)
ALR Technologies, Inc.
American Capital Strategies
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
AOL Time Warner
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BJS Wholesale Club, Inc.
BNP Residential Property, Inc.
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
002824100
019777101
020039103
001630102
024937104
026874107
031162100
032165102
02364J104
037604105
053015103
060505104
054937107
084670207
084670108
05548J106
05564T103
055622104
110122108
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
17275R102
172967101
184190106
191216100
191891100
$899,950
$127,050
$2,772,060
$11,500
$793,164
$1,463,936
$763,110
$519,973
$3,053,115
$449,501
$389,160
$11,680,951
$3,976,655
$9,956,135
$1,551,900
$958,009
$263,865
$877,720
$364,473
$1,376,218
$7,559,132
$10,820,499
$886,410
$644,925
$2,138,400
$608,133
$326,787
$6,429,840
$3,125,732
$2,079,114
$1,378,898
22,276
15,000
69,077
50,000
42,100
26,763
18,300
25,071
260,950
10,350
11,040
183,087
113,489
4,039
21
50,395
26,925
21,998
15,314
96,239
216,470
173,963
44,100
9,313
60,000
17,092
31,182
216,858
284,675
43,351
47,263
22,276
15,000
69,077
50,000
42,100
26,763
18,300
25,071
260,950
10,350
11,040
183,087
113,489
4,039
21
50,395
26,925
21,998
15,314
96,239
216,470
173,963
44,100
9,313
60,000
17,092
31,182
216,858
284,675
43,351
47,263



Item 1
Name of Issuer
Item 6
(b) Shares
as defined
in Instr.
V.
Item 7
Managers
See
Instr.
V.

(a)
Sole
Item 8
(b)
Shared

(c)
None


<


Abbott Labs
Allos Therapeutics
Alltell Corp.   (AT)
ALR Technologies, Inc.
American Capital Strategies
American Intl. Group, Inc.
Amgen Incorporated
AmSouth Bancorporation
AOL Time Warner
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Bank of America Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BJS Wholesale Club, Inc.
BNP Residential Property, Inc.
BP Amoco PLC ADR
Bristol Myers Squibb Co.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Sys., Inc.
Citigroup, Inc.
Clayton Homes
Coca-Cola Corporation
Coddle Creek Financial Inc
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
22,276
15,000
69,077
50,000
42,100
26,763
18,300
25,071
260,950
10,350
11,040
183,087
113,489
4,039
21
50,395
26,925
21,998
15,314
96,239
216,470
173,963
44,100
9,313
60,000
17,092
31,182
216,858
284,675
43,351
47,263
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
Cousins Properties, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
Frisby Technologies, Inc.
Genentech, Inc. New
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Guidant Corporation
Harley Davidson
HCA, Inc.
Hewlet Packard
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
194162103
19419B100
203372107
20343F190
20846D206
222795106
126426402
247025109
247916208
249030107
25179M103
254394109
254687106
264399106
263534109
268648102
302290101
313586109
31428X106
358743102
368710406
369604103
M52020100
37733W105
401698105
412822108
404119109
428236103
431284108
437076102
442120101
$272,448
$343,750
$209,570
$1,320,154
$760
$345,000
$229,680
$266,556
$671,220
$241,020
$1,422,893
$8,041,145
$922,768
$499,151
$239,288
$80,569
$1,892,723
$459,053
$1,071,498
$59,361
$1,221,830
$10,523,775
$4,379,229
$322,658
$7,306,616
$240,379
$261,855
$1,171,703
$421,200
$534,006
$532,665
5,050
55,000
30,910
81,491
10,000
15,000
15,840
11,338
66,000
6,000
29,490
1,288,645
60,949
25,532
6,634
17,630
59,333
7,710
21,400
126,300
37,445
426,928
441,900
8,396
226,141
5,175
5,500
100,403
18,000
20,460
17,100
5,050
55,000
30,910
81,491
10,000
15,000
15,840
11,338
66,000
6,000
29,490
1,288,645
60,949
25,532
6,634
17,630
59,333
7,710
21,400
126,300
37,445
426,928
441,900
8,396
226,141
5,175
5,500
100,403
18,000
20,460
17,100





Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
Conseco, Inc.
Cousins Properties, Inc.
CT Communications, Inc.
Dell Computer Corp.
Denbury Resources, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
EMC Corp. MASS
Exxon  Mobile Corporation
Fannie Mae
Fedex Corporation
Frisby Technologies, Inc.
Genentech, Inc. New
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Guidant Corporation
Harley Davidson
HCA, Inc.
Hewlet Packard
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
5,050
55,000
30,910
81,491
10,000
15,000
15,840
11,338
66,000
6,000
29,490
1,288,645
60,949
25,532
6,634
17,630
59,333
7,710
21,400
126,300
37,445
426,928
441,900
8,396
226,141
5,175
5,500
100,403
18,000
20,460
17,100
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Hubbell Inc. Class B
Hudson City Bancorp
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Martin Marietta Materials
McDonalds Corporation
McKesson Corporation
Medtronic, Inc.
Mellon Bk. Corp.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
443510201
443683107
458140100
459200101
450058102
475070108
478160104
48666K109
718337540
50075N104
501014104
501044101
48266R108
524660107
53013P403
53015P817
530718105
532457108
548661107
573284106
580135101
58155Q103
585055106
585509102
58551A108
589331107
591520200
594918104
46625H100
63545P104
651229106
$447,358
$194,760
$4,568,490
$735,741
$564,870
$692,246
$4,815,770
$781,440
$215,233
$364,600
$300,096
$4,189,829
$1,120,864
$2,377,373
$954,588
$609,796
$3,134,372
$379,079
$11,903,659
$393,446
$378,984
$1,612,260
$3,238,480
$381,171
$277,451
$8,416,582
$165,240
$12,532,604
$209,023
$1,798,314
$429,093
15,389
12,000
328,905
12,405
48,074
17,263
89,049
16,000
14,813
10,000
9,600
297,151
70,054
120,130
66,153
40,789
436,542
6,850
287,528
12,080
21,460
56,910
76,887
14,700
10,700
184,130
18,000
286,525
11,007
71,789
13,900
15,389
12,000
328,905
12,405
48,074
17,263
89,049
16,000
14,813
10,000
9,600
297,151
70,054
120,130
66,153
40,789
436,542
6,850
287,528
12,080
21,460
56,910
76,887
14,700
10,700
184,130
18,000
286,525
11,007
71,789
13,900





Hubbell Inc. Class B
Hudson City Bancorp
Intel Corp
International Business Machines
IRT Properties Company
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Koninklijke Philips Electronics NV
Kraft Foods, Inc. CL A
Krispy Kreme Doughnuts, Inc.
Kroger Company
KS Bancorp
Leggett & Platt, Inc.
Liberty Acorn Fund
Liberty Acorn Trust International
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Martin Marietta Materials
McDonalds Corporation
McKesson Corporation
Medtronic, Inc.
Mellon Bk. Corp.
Mellon Financial Corp.
Merck & Co.
Methode Electronics, Inc. Class A
Microsoft Corporation
Morgan, JP Chase & Co.
National Commerce Financial Corp.
Newell Rubbermaid, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
15,389
12,000
328,905
12,405
48,074
17,263
89,049
16,000
14,813
10,000
9,600
297,151
70,054
120,130
66,153
40,789
436,542
6,850
287,528
12,080
21,460
56,910
76,887
14,700
10,700
184,130
18,000
286,525
11,007
71,789
13,900
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Nextel Communications
Nokia Corp.
NovaGold Res. Inc.
Patterson UTI Energy, Inc.
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Piedmont Natural Gas
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Progress Energy, Inc.
RF Micro Devices, Inc.
Sara Lee Corporation
Scana Corp.
Schering-Plough Corp
Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Sun Microsystems
Suntrust Banks, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
65332V103
654902204
66987E206
703481101
713448108
717081103
71713U102
71713J107
718154107
720186105
72200X104
72346Q104
731068102
737464107
742718109
743263105
749941100
803111103
80589M102
806605101
81211K100
81760N109
820280105
835495102
84129R100
842632101
842870107
844730101
848420105
866810104
867914103
$768,590
$3,437,050
$292,700
$204,080
$11,665,189
$8,198,759
$390,005
$2,092,646
$1,111,310
$292,415
$237,600
$1,834,601
$372,000
$311,760
$2,886,170
$421,002
$72,990
$668,390
$224,787
$491,959
$233,082
$4,646,089
$227,413
$2,619,532
$316,778
$450,144
$6,546,438
$209,520
$81,851
$89,381
$230,304
101,800
259,400
100,000
8,000
315,702
282,521
10,031
427,944
28,642
8,244
19,800
163,950
6,000
12,000
32,291
10,301
12,165
36,544
8,639
23,075
13,800
428,211
16,015
122,925
26,620
71,908
229,619
8,640
11,610
34,510
3,746
101,800
259,400
100,000
8,000
315,702
282,521
10,031
427,944
28,642
8,244
19,800
163,950
6,000
12,000
32,291
10,301
12,165
36,544
8,639
23,075
13,800
428,211
16,015
122,925
26,620
71,908
229,619
8,640
11,610
34,510
3,746






Nextel Communications
Nokia Corp.
NovaGold Res. Inc.
Patterson UTI Energy, Inc.
Pepsico, Inc.
Pfizer, Inc.
Pharmacia Corp.
Pharmanetics, Inc.
Philip Morris Cos. Inc.
Piedmont Natural Gas
Pimco Strategic Global Govt. Fd.
Pinnacle Financial Partners
Polaris Industries, Inc.
Post PPTYS, Inc.
Procter & Gamble
Progress Energy, Inc.
RF Micro Devices, Inc.
Sara Lee Corporation
Scana Corp.
Schering-Plough Corp
Sealed Air Corp. New
ServiceMaster Co.
Shaw Group, Inc.
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Southern Financial Bancorp
Southtrust Corp.
Spherion Corporation
Sun Microsystems
Suntrust Banks, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
101,800
259,400
100,000
8,000
315,702
282,521
10,031
427,944
28,642
8,244
19,800
163,950
6,000
12,000
32,291
10,301
12,165
36,544
8,639
23,075
13,800
428,211
16,015
122,925
26,620
71,908
229,619
8,640
11,610
34,510
3,746
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
3M Company
Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Wallace Computer Service
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


871829107
87612E106
872275102
880915103
882508104
88579Y101
89420G406
895925105
896047107
902124106
904708104
908068109
902973304
918204108
92552Q101
929903102
932270101
931142103
939322103
94106L109
94973H108
949746101
983024100
98385X106
988498101
$14,634,903
$309,192
$575,180
$31,106
$220,885
$6,254,104
$181,627
$20,203,887
$12,092,288
$683,850
$562,767
$222,371
$907,856
$2,568,108
$3,960
$4,671,009
$1,377,653
$2,776,890
$4,126,504
$4,673,095
$923,580
$281,736
$1,381,201
$783,180
$794,612
515,495
10,474
13,588
16,814
14,955
56,871
13,424
580,238
289,220
48,500
23,606
8,098
48,862
71,376
36,000
142,888
78,054
56,395
131,125
200,390
12,600
5,850
43,434
38,000
28,676
515,495
10,474
13,588
16,814
14,955
56,871
13,424
580,238
289,220
48,500
23,606
8,098
48,862
71,376
36,000
142,888
78,054
56,395
131,125
200,390
12,600
5,850
43,434
38,000
28,676


Grand Total 9/30/02


324,799,725







Sysco Corporation
Target Corporation
TCF Financial Corp
Terra Industries
Texas Instruments
3M Company
Travelers Property Casualty CL B
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New
Wallace Computer Service
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
Wellpoint Health Networks
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

515,495
10,474
13,588
16,814
14,955
56,871
13,424
580,238
289,220
48,500
23,606
8,098
48,862
71,376
36,000
142,888
78,054
56,395
131,125
200,390
12,600
5,850
43,434
38,000
28,676
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0










